REAL ESTATE AND ACCUMULATED DEPRECIATION (Details) - USD ($)	12 Months Ended
	Jul. 31, 2026	Jul. 31, 2025
Property, Plant, and Equipment [Line Items]
Encumbrances	$ 9,750,635
Initial Cost, Land	6,067,805
Initial Cost, Building & Improvements	19,732,367
Improvements	70,509,257
Carried Cost
Land, Gross Amount	6,067,805
Building & Improvements, Gross Amount	90,241,624
Total	96,309,429	$ 90,062,284
Accumulated Depreciation	43,128,314	41,344,518
Property and Equipment	90,510,952	84,289,635
Accumulated depreciation	43,386,501	41,603,389
Investment in Real Estate
Balance at Beginning of Year	90,062,284	87,669,998
Improvements	6,505,145	2,392,286
Retirements	(258,000)
Balance at End of Year	96,309,429	90,062,284
Accumulated Depreciation
Balance at Beginning of Year	41,344,518	39,574,021
Additions Charged to Costs and Expenses	1,874,096	1,770,497
Retirements	(90,300)
Balance at End of Year	43,128,314	$ 41,344,518
Office and Rental Buildings Brooklyn, New York Fulton Street at Bond Street [Member]
Property, Plant, and Equipment [Line Items]
Encumbrances
Initial Cost, Land	3,901,349
Initial Cost, Building & Improvements	7,403,468
Improvements	27,766,689
Carried Cost
Land, Gross Amount	3,901,349
Building & Improvements, Gross Amount	35,170,157
Total	39,071,506
Accumulated Depreciation	18,594,191
Investment in Real Estate
Balance at End of Year	39,071,506
Accumulated Depreciation
Balance at End of Year	18,594,191
Jamaica New York [Member]
Property, Plant, and Equipment [Line Items]
Encumbrances
Initial Cost, Land
Initial Cost, Building & Improvements
Improvements	2,609,230
Carried Cost
Land, Gross Amount
Building & Improvements, Gross Amount	2,609,230
Total	2,609,230
Accumulated Depreciation	406,476
Investment in Real Estate
Balance at End of Year	2,609,230
Accumulated Depreciation
Balance at End of Year	406,476
Fishkill New York [Member]
Property, Plant, and Equipment [Line Items]
Encumbrances	3,586,549
Initial Cost, Land	594,723
Initial Cost, Building & Improvements	7,212,116
Improvements	21,400,656
Carried Cost
Land, Gross Amount	594,723
Building & Improvements, Gross Amount	28,612,772
Total	29,207,495
Accumulated Depreciation	11,590,438
Investment in Real Estate
Balance at End of Year	29,207,495
Accumulated Depreciation
Balance at End of Year	11,590,438
Brooklyn New York [Member]
Property, Plant, and Equipment [Line Items]
Encumbrances
Initial Cost, Land	1,324,957
Initial Cost, Building & Improvements	728,327
Improvements	18,619,062
Carried Cost
Land, Gross Amount	1,324,957
Building & Improvements, Gross Amount	19,347,389
Total	20,672,346
Accumulated Depreciation	8,835,262
Investment in Real Estate
Balance at End of Year	20,672,346
Accumulated Depreciation
Balance at End of Year	8,835,262
Levittown New York [Member]
Property, Plant, and Equipment [Line Items]
Encumbrances
Initial Cost, Land	125,927
Initial Cost, Building & Improvements
Improvements
Carried Cost
Land, Gross Amount	125,927
Building & Improvements, Gross Amount
Total	125,927
Accumulated Depreciation
Investment in Real Estate
Balance at End of Year	125,927
Accumulated Depreciation
Balance at End of Year
Circleville Ohio Tarlton Road [Member]
Property, Plant, and Equipment [Line Items]
Encumbrances	6,164,086
Initial Cost, Land	120,849
Initial Cost, Building & Improvements	4,388,456
Improvements	113,620
Carried Cost
Land, Gross Amount	120,849
Building & Improvements, Gross Amount	4,502,076
Total	4,622,925
Accumulated Depreciation	3,701,947
Investment in Real Estate
Balance at End of Year	4,622,925
Accumulated Depreciation
Balance at End of Year	$ 3,701,947
Building and improvements | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Life on Which Depreciation in Latest Income Statement is Computed	18 years
Building and improvements | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Life on Which Depreciation in Latest Income Statement is Computed	40 years
Improvements to leased property | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Life on Which Depreciation in Latest Income Statement is Computed	3 years
Improvements to leased property | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Life on Which Depreciation in Latest Income Statement is Computed	40 years
Office Furniture and Equipment and Transportation Equipment [Member]
Property, Plant, and Equipment [Line Items]
Property and Equipment	$ 269,328
Accumulated depreciation	$ 258,187